UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Tiger Consumer Management LLC

Address:  101 Park Avenue
          New York, NY 10178

13 File Number: 028-12273

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Steve Tarrab
Title:    Chief Financial Officer
Phone:    (212) 984-2378


Signature, Place and Date of Signing:


  /s/ Steve Tarrab              New York, New York              May 15, 2013
 -----------------             -------------------             -------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    35

Form 13F Information Table Value Total:    $2,503,005
                                           (thousands)


List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



                                               FORM 13F INFORMATION TABLE
                                              TIGER CONSUMER MANAGEMENT, LLC
                                                          FORM 13F




COLUMN 1                     COLUMN  2          COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7         COLUMN 8

                             TITLE                            VALUE    SHRS OR  SH/ PUT/   INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER               OF CLASS           CUSIP       (X$1000)   PRN AMT  PRN CALL   DISCRETION  MANAGERS   SOLE   SHARED NONE
--------------              ---------          ------      ---------  -------- ---------  ----------- ---------   -----  ------ ----

AEROPOSTALE                   COM               007865108    51,680   3,800,000 SH          SOLE                3,800,000    0   0
CARTER INC                    COM               146229109    45,354     791,935 SH          SOLE                  791,935    0   0
CATAMARAN CORP                COM               148887102   104,500   1,970,583 SH          SOLE                1,970,583    0   0
CHICOS FAS INC                COM               168615102    46,894   2,791,284 SH          SOLE                2,791,284    0   0
DECKERS OUTDOOR CORP          COM               243537107    81,975   1,471,979 SH          SOLE                1,471,979    0   0
DOLLAR GEN CORP NEW           COM               256677105    76,627   1,514,976 SH          SOLE                1,514,976    0   0
DOLLAR TREE INC               COM               256746108    46,503     960,208 SH          SOLE                  960,208    0   0
FACEBOOK INC                  CL A              30303M102    92,284   3,607,681 SH          SOLE                3,607,681    0   0
FORTUNE BRANDS HOME & SEC IN  COM               34964C106    79,572   2,125,880 SH          SOLE                2,125,880    0   0
GOOGLE INC                    CL A              38259P508    73,450      92,484 SH          SOLE                   92,484    0   0
GROUP 1 AUTOMOTIVE INC        COM               398905109    25,400     422,848 SH          SOLE                  422,848    0   0
HARLEY DAVIDSON INC           COM               412822108    72,906   1,367,835 SH          SOLE                1,367,835    0   0
HERBALIFE LTD                 COM USD SHS       G4412G101    89,266   2,383,602 SH          SOLE                2,383,602    0   0
HOME DEPOT INC                COM               437076102    94,597   1,355,641 SH          SOLE                1,355,641    0   0
KRAFT FOODS GROUP INC         COM               50076Q106   122,212   2,371,666 SH          SOLE                2,371,666    0   0
LAMAR ADVERTISING CO          CL A              512815101    70,801   1,457,410 SH          SOLE                1,457,410    0   0
LIBERTY GLOBAL INC            COM SER A         530555101   128,768   1,754,814 SH          SOLE                1,754,814    0   0
LIBERTY GLOBAL INC            COM SER C         530555309    39,519     575,828 SH          SOLE                  575,828    0   0
LULULEMON ATHLETICA INC       COM               550021109    45,491     729,661 SH          SOLE                  729,661    0   0
MICHAEL KORS HLDGS LTD        SHS               G60754101    90,080   1,586,188 SH          SOLE                1,586,188    0   0
PANERA BREAD CO               CL A              69840W108    71,927     435,287 SH          SOLE                  435,287    0   0
PENNEY J C INC                COM               708160106    50,933   3,370,805 SH          SOLE                3,370,805    0   0
PIER 1 IMPORTS INC            COM               720279108    49,484   2,151,457 SH          SOLE                2,151,457    0   0
PRICELINE COM INC             COM NEW           741503403    94,403     137,181 SH          SOLE                  137,181    0   0
ROSS STORES INC               COM               778296103    76,891   1,268,407 SH          SOLE                1,268,407    0   0
RYMAN HOSPITALITY PPTYS INC   COM               78377T107    76,205   1,665,677 SH          SOLE                1,665,677    0   0
STARWOOD HOTELS&RESORTS WRLD  COM               85590A401    77,269   1,212,450 SH          SOLE                1,212,450    0   0
STARZ                         LIBRTY CAP COM A  85571Q102    49,348   2,227,896 SH          SOLE                2,227,896    0   0
ULTA SALON COSMETCS & FRAG I  COM               90384S303   107,838   1,326,582 SH          SOLE                1,326,582    0   0
URBAN OUTFITTERS INC          COM               917047102    69,843   1,802,859 SH          SOLE                1,802,859    0   0
VISA INC                      COM CL A          92826C839    70,882     417,345 SH          SOLE                  417,345    0   0
WHOLE FOODS MKT INC           COM               966837106    71,466     823,813 SH          SOLE                  823,813    0   0
YAHOO INC                     COM               984332106    75,532   3,210,164 SH          SOLE                3,210,164    0   0
ZUMIEZ INC                    COM               989817101    24,648   1,076,347 SH          SOLE                1,076,347    0   0
ZYNGA INC                     CL A              98986T108    58,459  17,398,533 SH          SOLE               17,398,533    0   0


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